Note 15 - Income Tax	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
15.	Income tax

The following is a reconciliation stated as a percentage of pre-tax earnings of the Ontario, Canada combined statutory corporate income tax rate to the Company’s effective tax rate:

	2017	2016

Combined statutory rate	26.5%	26.5%
Nondeductible expenses	2.1	2.4
Tax effect of flow through entities	(1.1)	(1.1)
Impact of changes in foreign exchange rates	0.5	-
Adjustments to tax liabilities for prior periods	0.9	(0.4)
Effects of changes in enacted US federal tax rate	8.6	-
Changes in liability for unrecognized tax benefits	(0.4)	(0.6)
Stock-based compensation	0.6	0.5
Foreign, state, and provincial tax rate differential	2.5	4.4
Other taxes	0.7	1.4
Change in valuation allowance	(0.9)	0.3
Outside basis difference in investments	1.0	0.5
Other	(0.3)	0.4
Effective income tax rate	40.7%	34.3%

On
December 22, 2017,
the Tax Cuts and Jobs Act was enacted in the United States, establishing new tax laws that will affect
2018
and future years, including a reduction of the US federal corporate income tax rate from
35%
to
21%.
As a result of the enacted reduction in the federal corporate income tax rate, the Company’s net deferred income tax assets have been re-measured as of
December 31, 2017.
The re-measurement resulted in incremental income tax expense of
$13,325
for the year ended
December 31, 2017
and a corresponding reduction in net deferred income tax assets.

Earnings before income tax by jurisdiction comprise the following:

	2017	2016

Canada	$21,567	$23,309
United States	32,178	40,435
Foreign	101,687	75,656
Total	$155,432	$139,400

Income tax expense (recovery) comprises the following:

	2017	2016

Current
Canada	$4,031	$5,091
United States	3,235	2,090
Foreign	36,310	30,650
	43,576	37,831

Deferred
Canada	3,125	2,278
United States	21,812	12,753
Foreign	(5,213)	(5,033)
	19,724	9,998

Total	$63,300	$47,829

The significant components of deferred income tax are as follows:

	2017	2016

Loss carry-forwards and other credits	$37,869	$56,822
Expenses not currently deductible	22,830	22,525
Stock-based compensation	525	474
Investments	11,956	17,303
Provision for doubtful accounts	4,221	4,990
Financing fees	162	376
Net unrealized foreign exchange losses	(634)	(399)
Depreciation and amortization	(32,035)	(21,713)
Less: valuation allowance	(11,079)	(12,707)
Net deferred income tax asset	$33,815	$67,671

As at
December 31, 2017,
the Company believes that it is ‘more likely than
not’
that the net deferred tax assets of
$33,815
will be realized based upon projected future earnings, consideration of net operating loss (“NOL”) limitations, earnings trends, and tax planning strategies. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if projections of future earnings are reduced.

The Company has gross NOL carry-forward balances as follows:

	Gross loss carry forward		Gross losses not recognized		Net
	2017	2016	2017	2016	2017	2016

Canada	$30,904	$37,428	$24	$153	$30,880	$37,275
United States	47,720	85,550	915	4,100	46,805	81,450
Foreign	50,512	45,988	30,705	31,543	19,807	14,445

The Company has gross capital loss carry-forwards as follows:

	Gross loss carry forward		Gross losses not recognized		Net
	2017	2016	2017	2016	2017	2016

Canada	$1,881	$183	$1,567	$108	$314	$75
United States	1,671	54	1,671	-	-	54
Foreign	7,139	6,521	7,139	6,521	-	-

These amounts above are available to reduce future, federal, state, and provincial income taxes in their respective jurisdictions. NOL carry-forward balances attributable to Canada begin to expire in
2033.
NOL carry-forward balances attributable to the United States begin to expire in
2031.
Foreign NOL carry-forward balances begin to expire in
2019.
The utilization of NOLs
may
be subject to certain limitations under federal, provincial, state or foreign tax laws.

Cumulative unremitted foreign earnings of the US subsidiaries is nil
(
2016
-
nil
). Cumulative unremitted foreign earnings of international subsidiaries of the Company approximated
$42,709
as at
December 31, 2017 (
2016
-
$21,886
). The Company has
not
provided a deferred tax liability on the unremitted foreign earnings as it is management’s intent to permanently reinvest such earnings outside of Canada. In addition, any repatriation of such earnings would not
be subject to significant Canadian or foreign taxes.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

	2017	2016

Balance, January 1	$2,292	$2,519
Gross increases for tax positions of current period	-	111
Gross increases for tax positions of prior periods	18	41
Amount recognized on acquisitions	-	613
Reduction for lapses in applicable statutes of limitations	(628)	(1,031)
Foreign currency translation	176	39

Balance, December 31	$1,858	$2,292

Of the
$1,858
(
2016
-
$2,292
) in gross unrecognized tax benefits,
$1,858
(
2016
-
$2,292
) would affect the Company’s effective tax rate if recognized. For the year-ended
December 31, 2017,
additional interest and penalties of
$18
related to uncertain tax positions was accrued (
2016
-
$234
). The Company reversed
$155
of accrued interest and penalties related to positions lapsed in applicable statute of limitations in
2017
(
2016
-
$58
). As at
December 3, 2017,
the Company had accrued
$213
(
2016
-
$350
) for potential income tax related interest and penalties.

Within the next
twelve
months, the Company believes it is reasonably possible that
$550
of unrecognized tax benefits associated with uncertain tax positions may
be reduced due to lapses in statutes of limitations.

The Company files tax returns in Canada, United States and multiple foreign jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for four
to
seven
years and income tax returns filed with the United States Internal Revenue Service and related states are open for three
to
five
years. Tax returns in the significant foreign jurisdictions that the company conducts business in are generally open for four
years.

The Company does
not
currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may
differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may
affect its current estimates.